Share Capital - Warrants (Bsa) Equity Line Kepler Cheuvreux (Details) - Kepler Cheuvreux subscription agreement - BSA - shares		6 Months Ended
	May 18, 2022	Jun. 30, 2024
Disclosure of classes of share capital
Underwriting agreement, maximum period	24 months
Total number of awards available for subscription (in shares)	5,200,000
Number of awards subscribed (in shares)		0